united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/16

Item 1. Reports to Stockholders.

Toews Hedged Core Frontier Fund
Toews Hedged Growth Allocation Fund
Toews Hedged High Yield Bond Fund
Toews Hedged Core W Fund
Toews Hedged Core L Fund
Toews Hedged Core S Fund
Toews Unconstrained Income Fund
Toews Tactical Defensive Alpha Fund

Semi-Annual Report
October 31, 2016

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles. As a consequence, risk abatement strategies are ideal for investment in financial markets. The objective of our strategy is to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements. When prices are rising, the system is fully invested in equities (or high yield bonds), and we attempt to replicate the target index of the fund. At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market for a certain asset class, it remains out of that asset class as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower. The longer declines last, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains. Because of our dynamic hedging system, the use of derivatives has no impact on performance of our funds.

Each exit out of the market creates a possible market underperformance event. If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level. This can happen several days or several weeks after a hedge is initiated. The greater the number of incidences of hedging during a period of time, the more vulnerable the system is to under-performance.

In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system which can be realized if the funds underperform their benchmarks. Ideal investors for our funds are those for whom loss avoidance is paramount.

During the 6-month period ended October 31, 2016, market performance varied and many of our funds trailed their benchmarks. For the same reasons that our strategy can be effective, it can trail benchmarks in the short-term. Many of our funds each saw several exits and re-entries into the markets during the past six months. As a result of these short-term exits and re-entries, those funds trailed their benchmarks during the period.

Many recent events created volatility for US and international markets. Global uncertainty over the US presidential election and the nation’s stance as a force for stability in the world were a concern. The shock of the Brexit referendum (the United Kingdom’s decision to exit the European Union) and the unclear future of the EU, the European refugee crisis, choppy growth in China, the shifting role of Russia in its dealings with Syria and Iraq; all were worrisome factors. And not least of all, the Federal Reserve increasingly showed an inability to steer a secure path during this period. This volatility hindered the strategy of many of our funds to determine a direction. As often indicated, our funds tend to perform better in markets with a more definitive movement, either up or down. A sideways market challenges funds of our type.

Toews Hedged Core L, S, W, Frontier, Toews Defensive Alpha and Toews Growth Allocation Funds each saw several short-term exits and re-entries during the past six months due to market fluctuation. As a result of these short-term exits and re-entries, these funds trailed their benchmarks during the period. Significant portions of this period were spent in money market securities, then buying higher, selling lower, and/or missing any rally. Toews Hedged High Yield Bond Fund also saw several exits and re-entries into the high yield bond market due to market fluctuation. As a result of these short-term exits and re-entries, this fund trailed its benchmark for the period but still returned a respectable 4.30% during the past six months. Few “long only” High Yield Bond Funds did better than Toews Hedged High Yield Bond Fund during this period. Conversely, Toews Unconstrained Income Fund has outperformed its benchmark due to bond selection and successful timing of the market entries and exits.

Toews Hedged Core Frontier Fund, Toews Hedged Core W Fund, Toews Hedged Core L Fund, Toews Hedged Core S Fund, Toews Hedged Growth Allocation Fund, and Toews Tactical Defensive Alpha Fund all use equity index futures contracts to execute their strategies. During this period, the futures contracts employed by the Toews Funds tracked their respective index very closely. Equity index futures contracts are some of the most liquid and transparent derivatives in use today. These contracts are used because they have an excellent history of tracking the indices used in the strategies employed by the Toews Funds. Many factors contribute to the efficiency of tracking, not the least of which is “Index Arbitrage”. Index Arbitrage is an investment strategy that attempts to profit from the differences between actual and theoretical futures prices of the same stock index. This is done by simultaneously buying (or selling) a stock index future while selling (or buying) the stocks in that index. Toews does not engage in this practice but because other market participants do, it tends to ensure that the equity index futures contract track the index very closely. Furthermore, these contracts may allow easier and cheaper executions. Although tactical strategies are not known for their tax efficiency, equity index futures contracts may be more tax efficient than other options for tactical managers.

Six Month Performance as of 10-31-2016
Fund	Net Assets	Fund Performance	Benchmark Return	Benchmark
Toews Hedged Core Frontier Fund	$2,124,648	1.86%	9.41%	MSCI Emerging Markets Net (USD)
Toews Hedged Core W Fund	$54,983,412	-7.45%	-0.16%	MSCI EAFE Net (USD)
Toews Hedged High Yield Bond Fund	$431,604,150	4.30%	7.66%	Merrill Lynch High Yield U.S. Corporates, Cash Pay
Toews Hedged Core L Fund	$48,913,486	-1.82%	4.06%	S&P 500 TR
Toews Hedged Core S Fund	$73,012,248	-3.67%	6.13% 4.13%	Russell 2000 Total Return S&P 400 TR
Toews Hedged Growth Allocation Fund	$20,130,665	-2.80%	4.06%	S&P 500 TR
Toews Tactical Defensive Alpha Fund	$71,945,711	0.73%	4.06%	S&P 500 TR
Toews Unconstrained Income Fund	$107,926,775	3.56%	1.51%	Barclays Aggregate Bond Index

Our Outlook

Although the economy continues to have many challenges, we remain cautiously optimistic. The crucial advantage of our methodology is its ability to attempt to avoid the bulk of market declines. If this is achieved successfully, it creates an opportunity to buy near market lows and participate in rebounds. As a result, it may be possible to produce positive returns even when the market is losing money or moving sideways.

When secular bear markets occur, they include not just large drops, but sizable stock market rallies. During the Great Depression, the stock market was in various stages of decline from 1929 through 1942. Despite the decidedly negative bias of the market, the Dow Jones Industrial Average experienced 7 bull markets with returns producing average gains of 54%, lasting on average 7.5 months. Systems that successfully avoid big declines can provide decent returns for investors if they participate in even a portion of these robust market rallies.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that helps protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system is built.

We feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews	Randall D. Schroeder	Jason Graffius
Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager

A derivative is a security with a price that is dependent upon or derived from one or more underlying assets.

“Long Only” investing is the buying of a security such as a stock, commodity, or currency, with the expectation that the asset will rise in value.

The MSCI Emerging Markets Index is an index used to measure equity market performance in global emerging markets.

The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The Merrill Lynch High Yield U.S. Corporates Index is a commonly used benchmark for U.S. issued high yield corporate bonds.

The Russell 2000 Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks.

The S&P 400 Index is a stock market index that serves as a barometer for the U.S. mid-cap equities sector.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. You cannot invest directly in an index.

The Barclays Aggregate Bond Index is an index used to represent U.S. traded investment grade bonds.

5667-NLD-12/01/2016

Toews Hedged Core Frontier Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

Total Returns as of October 31, 2016
				Since
			5 Year	Inception*
	Six Months	1 Year	(Annualized)	(Annualized)
Toews Hedged Core Frontier Fund	1.86%	3.96%	(4.25)%	(2.73)%
MSCI Emerging Markets Index	9.41%	9.27%	0.55%	5.88%

*	Commencement of operations is May 15, 2009.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines,Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 4.23% of average net assets per the Fund’s prospectus dated August 29, 2016. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2016
Percent of
Net Assets
Variable Rate Bonds & Notes	11.3%
Municipal Bonds	11.3%
Cash and Other Assets Less Liabilities (1)	77.4%
100.0%

(1) Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Growth Allocation Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

Total Returns as of October 31, 2016
				Since
			5 Year	Inception*
	Six Months	1 Year	(Annualized)	(Annualized)
Toews Hedged Growth Allocation Fund	(2.80)%	(4.03)%	2.38%	1.35%
S&P 500 Total Return Index	4.06%	4.51%	13.57%	13.09%

*	Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.59% of average net assets, per the Fund’s prospectus dated August 29, 2016. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2016
Percent of
Net Assets
Municipal Bonds	25.0%
Mutual Funds	20.8%
Variable Rate Bonds & Notes	6.0%
Cash and Other Assets Less Liabilities (1)	48.2%
100.0%

(1) Includes net unrealized depreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged High Yield Bond Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

Total Returns as of October 31, 2016
				Since
			5 Year	Inception*
	Six Months	1 Year	(Annualized)	(Annualized)
Toews Hedged High Yield Bond Fund	4.30%	8.16%	5.75%	6.47%
BofA Merrill Lynch High Yield Cash Pay Index	7.66%	10.10%	7.03%	7.94%

*	Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million,a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.49% of average net assets, per the Fund’s prospectus dated August 29, 2016. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2016
Percent of
Net Assets
Mutual Funds	88.4%
Exchange Traded Funds	10.5%
Mortgage Notes	0.2%
Cash and Other Assets Less Liabilities	0.9%
100.0%

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Core W Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

Total Returns as of October 31, 2016
				Since
			5 Year	Inception*
	Six Months	1 Year	(Annualized)	(Annualized)
Toews Hedged Core W Fund	(7.45)%	(6.25)%	(1.94)%	(2.75)%
The MSCI EAFE Index	(0.16)%	(3.23)%	4.99%	6.31%

*	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel,Italy, Japan, the Netherlands,New Zealand, Norway, Portugal, Singapore, Spain,Sweden, Switzerland,and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.42% of average net assets, per the Fund’s prospectus dated August 29, 2016. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2016
Percent of
Net Assets
Municipal Bonds	28.2%
Variable Rate Bonds & Notes	6.8%
Cash and Other Assets Less Liabilities	65.0%
100.0%

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Core L Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

Total Returns as of October 31, 2016
				Since
			5 Year	Inception*
	Six Months	1 Year	(Annualized)	(Annualized)
Toews Hedged Core L Fund	(1.82)%	(6.60)%	4.19%	3.63%
S&P 500 Total Return Index	4.06%	4.51%	13.57%	13.77%

*	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly inan index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.48% of average net assets, per the Fund’s prospectus dated August 29, 2016. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2016
Percent of
Net Assets
Municipal Bonds	21.7%
Variable Rate Bonds & Notes	9.7%
Cash and Other Assets Less Liabilities (1)	68.6%
100.0%

(1) Includes net unrealized depreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Core S Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

Total Returns as of October 31, 2016
				Since
			5 Year	Inception*
	Six Months	1 Year	(Annualized)	(Annualized)
Toews Hedged Core S Fund	(3.67)%	(8.38)%	2.30%	2.30%
Russell 2000 Total Return Index	6.13%	4.11%	11.51%	11.87%

*	Commencement of operations is June 4, 2010.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.40% of average net assets of average net assets, per the Fund’s prospectus dated August 29, 2016. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2016
Percent of
Net Assets
Municipal Bonds	25.7%
Variable Rate Bonds & Notes	7.1%
Cash and Other Assets Less Liabilities (1)	67.2%
100.0%

(1) Includes net unrealized depreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

Total Returns as of October 31, 2016
			Since
			Inception*
	Six Months	1 Year	(Annualized)
Toews Unconstrained Income Fund	3.56%	6.42%	3.40%
Barclays Aggregate Bond Index	1.51%	4.37%	3.93%

*	Commencement of operations is August 28, 2013.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.52% of average net assets of average net assets, per the Fund’s prospectus dated August 29, 2016. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2016
Percent of
Net Assets
Exchange Traded Funds	47.4%
Mutual Funds	45.9%
Mortgage Notes	6.1%
Cash and Other Assets Less Liabilities	0.6%
100.0%

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Tactical Defensive Alpha Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

Total Returns as of October 31, 2016
		Since
	Six Months	Inception*
Toews Tactical Defensive Alpha Fund	0.73%	10.80%
S&P 500 Total Return Index	4.06%	11.29%

*	Commencement of operations is January 7, 2016.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s Adviser has waived fees and/or reimbursed expenses over the period shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.83% of average net assets of average net assets, per the Fund’s prospectus dated August 29, 2016. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2016
Percent of
Net Assets
Common Stock	27.5%
Real Estate Investment Trust (REITs)	1.9%
Exchange Traded Funds	0.7%
Cash and Other Assets Less Liabilities (1)	69.9%
100.0%

(1) Includes net unrealized depreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in the semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Core Frontier Fund
Portfolio of Investments (Unaudited) October 31, 2016

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 11.3% (a)(b)
	COMMERCIAL SERVICES- 11.3%
$240,000	Allen Temple African Methodist Episcopal Church, 0.66%, 7/1/22	$240,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $240,000)	240,000

	MUNICIPAL BONDS - 11.3% (a)(b)
	KENTUCKY - 11.3%
240,000	City of Fort Wright, KY, 0.61%, 6/1/19	240,000

	TOTAL MUNICIPAL BONDS (Cost $240,000)	240,000

	TOTAL INVESTMENTS - 22.6% (Cost - $480,000)(c)	$480,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 77.4%	1,644,648
	NET ASSETS - 100.0%	$2,124,648

Number of
Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
47	MSCI Emerging Markets E-Mini, December 2016	$12,874
	(Underlying Notional Amount $2,123,225)

(a)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 22.6% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)
October 31, 2016

Shares		Market Value
	MUTUAL FUNDS - 20.8%
	DEBT FUNDS - 20.8%
23,685	American Century High-Yield Fund - Institutional Class	$134,529
26	American High-Income Trust - Class R-6	262
249,064	BlackRock High Yield Portfolio - Institutional Class	1,887,903
940	BMO Monegy High Yield Fund - Class I	8,844
3,229	Manning & Napier Fund Inc - High Yield Bond Series - Class I	28,477
19,670	Natixis Loomis Sayles High Income Fund - Class Y	82,614
11,259	Nuveen High Income Bond Fund - Class I	85,792
181,888	PIMCO High Yield Fund - Institutional Class	1,596,978
36,592	Principal High Yield Fund - Institutional Class	263,098
10,857	RidgeWorth Seix High Yield Fund - Institutional Class	89,785
	TOTAL MUTUAL FUNDS (Cost - $3,993,646)	4,178,282

Principal
	VARIABLE RATE BONDS & NOTES - 6.0% (a)(b)
	AUTO PARTS & EQUIPMENT - 1.1%
$220,000	Bob Sumerel Tire Co., 0.66%, 4/1/19	220,000

	COMMERCIAL SERVICES - 0.5%
100,000	Science & Technology Campus Corp., 0.66%, 11/1/20	100,000

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
200,000	Calvert Social Investment Foundation, Inc., 0.50%, 1/3/17	200,000

	RETAIL - 3.4%
695,000	Central States Supply Co., Inc., 0.61%, 8/1/23	695,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,215,000)	1,215,000

	MUNICIPAL BONDS - 25.0% (a)(b)
	ILLINOIS - 9.2%
600,000	Illinois Finance Authority, 0.63%, 6/1/43	600,000
1,260,000	Will-Kankakee Regional Development Authority, 0.64%, 8/1/36	1,260,000
		1,860,000
	MICHIGAN - 11.0%
515,000	Michigan State Strategic Fund, 0.66%, 11/1/22	515,000
450,000	Michigan State Strategic Fund, 0.61%, 10/1/27	450,000
675,000	Michigan State Strategic Fund, 0.64%, 4/1/31	675,000
565,000	Michigan State Strategic Fund, 0.64%, 12/1/31	565,000
		2,205,000
	OHIO - 4.8%
975,000	Hamilton County, Ohio Economic Development, 0.64%, 3/1/24	975,000

	TOTAL MUNICIPAL BONDS (Cost $5,040,000)	5,040,000

	TOTAL INVESTMENTS - 51.8% (Cost - $10,248,646)(c)	$10,433,282
	CASH AND OTHER ASSETS LESS LIABILITIES - 48.2%	9,697,383
	NET ASSETS - 100.0%	$20,130,665

Number of		Unrealized Appreciation
Contracts		(Depreciation)
	FUTURES CONTRACTS
13	Nasdaq 100 E-Mini, December 2016	$7,904
26	Russell E-Mini, December 2016	(106,714)
27	S&P 500 E-Mini, December 2016	(43,117)
20	S&P Midcap 400 E-Mini, December 2016	(71,761)
	TOTAL FUTURES CONTRACTS	$(213,688)
	(Underlying Notional Amount $21,565,935)

(a)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through

(b)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 31.0% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $10,248,646 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$184,636
Unrealized depreciation:	—
Net unrealized appreciation:	$184,636

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Portfolio of Investments (Unaudited)
October 31, 2016

Shares		Market Value
	MUTUAL FUNDS - 88.4%
	DEBT FUNDS - 88.4%
2,865,320	American Century High-Yield Fund - Institutional Class	$16,275,019
26	American High-Income Trust - Class R-6	262
21,780,447	BlackRock High Yield Portfolio - Institutional Class	165,095,791
144,524	BMO Monegy High Yield Fund - Class I ^	1,359,968
367,635	Manning & Napier Fund Inc - High Yield Bond Series - Class I	3,242,538
708,643	Natixis Loomis Sayles High Income Fund - Class Y	2,976,299
1,004,929	Nuveen High Income Bond Fund - Class I	7,657,559
15,370,896	PIMCO High Yield Fund - Institutional Class	134,956,463
5,615,682	Principal High Yield Fund - Institutional Class	40,376,752
1,186,858	RidgeWorth Seix High Yield Fund - Institutional Class	9,815,312
	TOTAL MUTUAL FUNDS (Cost - $368,433,918)	381,755,963

	EXCHANGE TRADED FUNDS - 10.5%
	DEBT FUNDS - 10.5%
259,100	iShares iBoxx $ High Yield Corporate Bond ETF	22,287,782
630,100	SPDR Bloomberg Barclays High Yield Bond ETF	22,847,426
	TOTAL EXCHANGE TRADED FUNDS (Cost - $44,724,163)	45,135,208

Principal
	MORTGAGE NOTES - 0.2% (a)
$329,280	Aristone Realty Capital, 13.00%, due 8/3/17 - Property located in New York	329,280
446,700	Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York	446,700
	TOTAL MORTGAGE NOTES (Cost - $775,980)	775,980

	TOTAL INVESTMENTS - 99.1% (Cost - $413,934,061)(b)	$427,667,151
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.9%	3,904,293
	NET ASSETS - 100.0%	$431,571,444

ETF - Exchange Traded Fund.

^	Affiliated issuer.

(a)	The aggregate value of such securities is 0.2% and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $413,944,685 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$13,722,466
Unrealized depreciation:	—
Net unrealized appreciation:	$13,722,466

The Fund has unfunded commitments on the below investments. The commitments will be funded when called through current assets at that time.

Aristone Realty Capital, 13.00%, due 8/3/17 - Property located in New York	$70,720
Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York	303,300
$374,020

See accompanying notes to financial statements.

Toews Hedged Core W Fund
Portfolio of Investments (Unaudited)
October 31, 2016

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 6.8% (a)(b)
	AUTO PARTS & EQUIPMENT - 0.2%
$85,000	Bob Sumerel Tire Co., 0.66%, 4/1/19	$85,000

	COMMERCIAL SERVICES - 1.7%
35,000	Allen Temple African Methodist Episcopal Church, 0.66%, 7/1/22	35,000
303,000	Forward Corp., 0.61%, 12/1/30	303,000
595,000	Neighborhood Properties, Inc., 0.66%, 9/1/23	595,000
		933,000
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
800,000	Calvert Social Investment Foundation, Inc., 0.50%, 1/3/17	800,000
178,000	Northeast Christian Church, Inc., 0.61%, 1/1/18	178,000
718,000	R&R Investments LLC, 0.61%, 10/1/36	718,000
225,000	Tile Shop of Michigan LLC, 0.66%, 4/1/28	225,000
		1,921,000
	REAL ESTATE - 1.4%
795,000	Camargo Manor Real Estate Holding Co. LLC, 0.66%, 12/1/30	795,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $3,734,000)	3,734,000

	MUNICIPAL BONDS - 28.2% (a)(b)
	FLORIDA - 6.6%
1,585,000	Town of Davie FL, 0.64%, 11/1/27	1,585,000
2,025,000	Volusia County Industrial Development Authority, 0.63%, 6/1/34	2,025,000
		3,610,000
	GEORGIA - 1.1%
600,000	DeKalb County Development Authority, 0.63%, 11/1/22	600,000

	ILLINOIS - 1.0%
570,000	Chicago Heights, 0.65%, 12/1/18	570,000

	INDIANA - 1.7%
371,000	Fort Wayne, 0.63%, 9/1/23	371,000
575,000	Indiana State Finance Authority, 0.64%, 9/1/31	575,000
		946,000
	KENTUCKY - 0.8%
435,000	Georgetown Kentucky Industrial Building Revenue, 0.62%, 11/15/29	435,000

	MICHIGAN - 15.2%
745,000	Genesee County Economic Development Corp/MI, 0.63%, 4/1/30	745,000
1,910,000	Michigan Higher Education Facilities Authority, 0.62%, 1/1/36	1,910,000
5,720,000	Michigan State Strategic Fund, 0.64%, 3/1/37	5,720,000
		8,375,000
	OHIO - 1.8%
965,000	Cuyahoga County, 0.64%, 3/1/22	965,000

	TOTAL MUNICIPAL BONDS (Cost $15,501,000)	15,501,000

	TOTAL INVESTMENTS - 35.0% (Cost - $19,235,000)(c)	$19,235,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 65.0%	35,748,412
	NET ASSETS - 100.0%	$54,983,412

(a)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 35.0% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.

See accompanying notes to financial statements.

Toews Hedged Core L Fund
Portfolio of Investments (Unaudited)
October 31, 2016

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 9.7% (a)(b)
	COMMERCIAL SERVICES - 1.2%
$590,000	Allen Temple African Methodist Episcopal Church, 0.66%, 7/1/22	$590,000

	DIVERSIFIED FINANCIAL SERVICES - 5.6%
700,000	Calvert Social Investment Foundation, Inc., 0.50%, 1/3/17	700,000
342,450	Community Church of Southport, Inc., 0.66%, 1/1/57	342,450
1,711,000	Reynolds Road Fitness Center, Inc., 0.66%, 1/1/19	1,711,000
		2,753,450
	HEALTHCARE - SERVICES - 0.8%
380,000	New Lexington Clinic PSC, 0.66%, 12/1/27	380,000

	REAL ESTATE - 2.1%
925,000	Carew Realty, Inc., 0.61%, 5/1/37	925,000
120,000	L3 Corp., 0.66%, 11/1/17	120,000
		1,045,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $4,768,450)	4,768,450

	MUNICIPAL BONDS- 21.7% (a)(b)
	INDIANA - 2.1%
1,000,000	Indiana Finance Authority, 0.64%, 12/1/28	1,000,000

	MICHIGAN - 9.7%
2,000,000	Michigan Strategic Fund, 0.64%, 4/1/35	2,000,000
1,590,000	Michigan Strategic Fund, 0.66%, 3/1/36	1,590,000
1,170,000	Oakland County Economic Development Corp., 0.62%, 12/1/25	1,170,000
		4,760,000
	OHIO - 9.9%
130,000	County of Franklin, OH, 0.64%, 4/1/22	130,000
455,000	Highland County Joint Township Hospital District, 0.64%, 8/1/24	455,000
3,160,000	Mark Milford Hicksville Joint Township Hospital District, 0.64%, 12/1/37	3,160,000
1,095,000	Township of Harrison, OH, 0.61%, 12/1/24	1,095,000
		4,840,000

	TOTAL MUNICIPAL BONDS (Cost $10,600,000)	10,600,000

	TOTAL INVESTMENTS - 31.4% (Cost - $15,368,450)(c)	$15,368,450
	CASH AND OTHER ASSETS LESS LIABILITIES - 68.6%	33,545,036
	NET ASSETS - 100.0%	$48,913,486

Number of		Unrealized Appreciation
Contracts		(Depreciation)
	FUTURES CONTRACTS

153	NASDAQ 100 E-Mini, December 2016	$100,511
325	S&P 500 E-Mini, December 2016	(517,945)
	TOTAL FUTURES CONTRACTS	$(417,434)
	(Underlying Notional Amount $186,928,055)

(a)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 31.4% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.

See accompanying notes to financial statements.

Toews Hedged Core S Fund
Portfolio of Investments (Unaudited)
October 31, 2016

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 7.1% (a)(b)
	DIVERSIFIED FINANCIAL SERVICES - 5.7%
$5,000	Calvert Social Investment Foundation, Inc., 0.50%, 11/30/16	$5,000
1,000,000	Calvert Social Investment Foundation, Inc., 0.50%, 1/3/17	1,000,000
400,000	Fornell Associates LLC, 0.66%, 7/1/23	400,000
275,000	LRC Meadows Investors LLC, 0.59%, 12/1/34	275,000
2,490,000	RDV Finance LLC, 0.61%, 10/1/39	2,490,000
		4,170,000
	LEISURE TIME - 0.6%
475,000	Mount Lookout Swim Club, Inc., 0.66%, 11/1/21	475,000

	REAL ESTATE - 0.8%
568,000	Camargo Manor Real Estate Holding Co. LLC, 0.66%, 12/1/30	568,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $5,213,000)	5,213,000

	MUNICIPAL BONDS - 25.7% (a)(b)
	FLORIDA - 2.5%
1,800,000	Volusia County Industrial Development Authority, 0.63%, 6/1/34	1,800,000

	INDIANA - 3.6%
2,630,000	Indiana Finance Authority, 0.64%, 9/1/31	2,630,000

	KENTUCKY - 1.1%
300,000	Lexington-Fayette, KY Urban County, 0.62%, 12/1/31	300,000
485,000	Louisville/Jefferson Country Metropolitan Government, 0.64%, 7/1/23	485,000
		785,000
	MICHIGAN - 4.9%
1,300,000	Michigan Finance Authority, 0.62%, 12/1/32	1,300,000
860,000	Michigan Public Educational Facilities Authority, 0.64%, 10/1/35	860,000
100,000	Michigan Strategic Fund, 0.65%, 11/1/24	100,000
1,325,000	Michigan Strategic Fund, 0.65%, 9/1/25	1,325,000
		3,585,000
	OHIO - 7.1%
400,000	City of Hamilton OH, 0.64%, 4/1/20	400,000
790,000	City of Hamilton OH, 0.64%, 11/1/23	790,000
302,000	City of Hamilton OH, 0.64%, 9/1/25	302,000
3,595,000	County of Hamilton, OH Parking System Revenue, 0.61%, 12/1/26	3,595,000
130,000	Toledo-Lucas Country Port Authority, 0.64%, 1/1/25	130,000
		5,217,000
	SOUTH CAROLINA - 6.5%
1,000,000	County of Berkeley SC, 0.67%, 4/1/31	1,000,000
3,745,000	South Carolina Jobs-Economic Development Authority, 0.61%, 2/1/28	3,745,000
		4,745,000

	TOTAL MUNICIPAL BONDS (Cost $18,762,000)	18,762,000

	TOTAL INVESTMENTS - 32.8% (Cost - $23,975,000)(c)	$23,975,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 67.2%	49,037,248
	NET ASSETS - 100.0%	$73,012,248

Number of Contracts		Unrealized Depreciation

	FUTURES CONTRACTS
307	Russell E-Mini, December 2016	$(1,245,187)
244	S&P Midcap 400 E-Mini, December 2016	(875,484)
	TOTAL FUTURES CONTRACTS	$(2,120,671)
	(Underlying Notional Amount $75,326,480)

(a)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through

(b)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 32.8% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
October 31, 2016

Shares		Market Value
	MUTUAL FUNDS - 45.9%
	DEBT FUNDS - 45.9%
384,621	American Century High-Yield Fund - Institutional Class	$2,184,648
26	American High-Income Trust - Class R-6	262
3,065,987	BlackRock High Yield Portfolio - Institutional Class	23,240,182
10,788	BMO Monegy High Yield Fund - Class I	101,515
46,080	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	406,422
74,148	Natixis Loomis Sayles High Income Fund - Class Y	311,423
133,220	Nuveen High Income Bond Fund - Class I	1,015,137
1,810,541	PIMCO High Yield Fund - Institutional Class	15,896,550
703,520	Principal High Yield Fund - Institutional Class	5,058,309
152,647	RidgeWorth Seix High Yield Fund - Institutional Class	1,262,388
3,694	Vanguard Inflation-Protected Securities Fund - Admiral Shares	99,554
2	Vanguard Short-Term Bond Index Fund - Class I	16
4	Vanguard Total Bond Market Index Fund - Class I	40
	TOTAL MUTUAL FUNDS (Cost - $47,705,453)	49,576,446

	EXCHANGE TRADED FUNDS - 47.4%
	DEBT FUNDS - 45.5%
3,000	iShares iBoxx $ High Yield Corporate Bond ETF	258,060
210,000	iShares TIPS Bond ETF	24,330,600
7,000	SPDR Bloomberg Barclays High Yield Bond ETF	253,820
301,700	Vanguard Short-Term Bond ETF	24,292,884
		49,135,364
	EQUITY FUNDS - 1.9%
54,400	VelocityShares Daily Inverse VIX Short-Term ETN *	2,008,992

	TOTAL EXCHANGE TRADED FUNDS (Cost - $50,478,410)	51,144,356

Principal
	MORTGAGE NOTES - 6.1% (a)
$750,267	Aristone Realty Capital, 24.00%, due 9/1/16 - Property located in New York (b)	675,241
1,530,000	Aristone Realty Capital, 12.00%, due 12/8/16 - Property located in New York	1,530,000
1,800,000	Aristone Realty Capital, 12.50%, due 11/1/17 - Property located in New York	1,800,000
1,400,000	Aristone Realty Capital, 13.00%, due 8/3/17 - Property located in New York	1,400,000
610,962	Aristone Realty Capital, 12.00%, due 3/1/18 - Property located in New York	610,962
595,600	Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York	595,600
	TOTAL MORTGAGE NOTES (Cost - $6,686,829)	6,611,803

	TOTAL INVESTMENTS - 99.4% (Cost - $104,870,692)(c)	$107,332,605
	OTHER ASSETS LESS LIABILITIES - 0.6%	594,170
	NET ASSETS - 100.0%	$107,926,775

*	Non-income producing security.

ETF - Exchange Traded Fund

ETN - Exchange Traded Notes

(a)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 6.1% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

(b)	Non-income producing security; security is in default.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $104,870,692 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,655,979
Unrealized depreciation:	(194,066)
Net unrealized appreciation:	$2,461,913

The Fund has unfunded commitments on the below investments. The commitments will be funded when called through current assets at that time.

Aristone Realty Capital, 13.00%, due 8/3/17 - Property located in New York	$300,000
Aristone Realty Capital, 12.00%, due 3/1/18 - Property located in New York	339,038
Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York	404,400
$1,043,438

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
October 31, 2016

Shares		Market Value
	COMMON STOCK - 27.5%
	ADVERTISING - 0.3%
2,500	Omnicom Group, Inc.	$199,550

	AEROSPACE/DEFENSE - 1.8%
1,400	General Dynamics Corp.	211,036
1,300	L-3 Communications Holdings, Inc.	178,022
1,000	Lockheed Martin Corp.	246,380
1,000	Northrop Grumman Corp.	229,000
1,600	Raytheon Co.	218,576
2,000	United Technologies Corp.	204,400
		1,287,414
	AGRICULTURE - 1.0%
3,700	Altria Group, Inc.	244,644
2,500	Philip Morris International, Inc.	241,100
4,200	Reynolds American, Inc.	231,336
		717,080
	BEVERAGES - 1.3%
4,200	Brown-Forman Corp.	193,914
6,200	Coca-Cola Co.	262,880
2,300	Dr Pepper Snapple Group, Inc.	201,917
2,500	PepsiCo, Inc.	268,000
		926,711
	CHEMICALS - 0.3%
1,800	Praxair, Inc.	210,708

	COMMERCIAL SERVICES - 0.6%
2,300	Automatic Data Processing, Inc.	200,238
1,900	Cintas Corp.	202,673
		402,911
	COSMETICS/PERSONAL CARE - 0.7%
3,100	Colgate-Palmolive Co.	221,216
3,000	Procter & Gamble Co.	260,400
		481,616
	ELECTRIC - 6.2%
5,500	Alliant Energy Corp.	209,275
4,400	Ameren Corp.	219,780
3,300	American Electric Power Co., Inc.	213,972
5,400	CMS Energy Corp.	227,610
2,900	Consolidated Edison, Inc.	219,095
3,300	Dominion Resources, Inc.	248,160
2,400	DTE Energy Co.	230,424
2,700	Duke Energy Corp.	216,054
3,000	Edison International	220,440
2,600	Entergy Corp.	191,568
3,900	Eversource Energy	214,734
1,900	NextEra Energy, Inc.	243,200
3,600	PG&E Corp.	223,632
2,900	Pinnacle West Capital Corp.	220,777
5,900	PPL Corp.	202,606
4,800	Public Service Enterprise Group, Inc.	201,984
3,000	SCANA Corp.	220,080
4,800	Southern Co.	247,536
3,700	WEC Energy Group, Inc.	220,964
5,700	Xcel Energy, Inc.	236,835
		4,428,726
	ELECTRONICS - 0.3%
1,700	Honeywell International, Inc.	186,456

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)(Continued)
October 31, 2016

Shares		Market Value
	ENVIRONMENTAL CONTROL - 0.7%
5,100	Republic Services, Inc.	$268,413
4,200	Waste Management, Inc.	275,772
		544,185
	FOOD - 1.6%
3,300	Campbell Soup Co.	179,322
3,300	General Mills, Inc.	204,534
1,300	JM Smucker Co.	170,703
2,600	Kellogg Co.	195,338
2,200	McCormick & Co., Inc.	210,914
4,300	Sysco Corp.	206,916
		1,167,727
	GAS - 0.6%
8,300	NiSource, Inc.	193,058
2,000	Sempra Energy	214,200
		407,258
	HEALTHCARE-PRODUCTS - 1.9%
1,300	Becton Dickinson and Co.	218,283
900	CR Bard, Inc.	195,012
2,900	Danaher Corp.	227,795
1,300	Henry Schein, Inc. *	193,960
2,300	Medtronic PLC	188,646
1,900	Stryker Corp.	219,165
1,500	Zimmer Biomet Holdings, Inc.	158,100
		1,400,961
	HEALTHCARE-SERVICES - 0.3%
3,300	DaVita, Inc. *	193,446

	HOUSEHOLD PRODUCTS/WARES - 0.9%
4,800	Church & Dwight Co, Inc.	231,648
1,800	Clorox Co.	216,036
1,800	Kimberly-Clark Corp.	205,938
		653,622
	INSURANCE - 3.5%
2,900	Aflac, Inc.	199,723
2,900	Allstate Corp.	196,910
1,900	Aon PLC	210,577
4,500	Arthur J Gallagher & Co.	217,035
1,600	Berkshire Hathaway, Inc. *	230,880
1,800	Chubb Ltd.	228,600
3,000	Cincinnati Financial Corp.	212,340
5,300	Loews Corp.	228,059
3,400	Marsh & McLennan Companies, Inc.	215,526
6,600	Progressive Corp.	207,966
3,200	Torchmark Corp.	202,912
1,900	Travelers Companies, Inc.	205,542
		2,556,070
	MACHINERY-DIVERSIFIED - 0.3%
4,100	Xylem, Inc.	198,153

	MEDIA - 0.2%
3,000	Comcast Corp.	185,460

	MISCELLANEOUS MANUFATURING - 0.6%
1,300	3M Co.	214,890
1,700	Illinois Tool Works, Inc.	193,069
		407,959

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)(Continued)
October 31, 2016

Shares		Market Value
	PHARMACEUTICALS - 0.8%
2,200	AmerisourceBergen Corp.	$154,704
2,100	Johnson & Johnson	243,579
5,600	Pfizer, Inc.	177,576
		575,859
	RETAIL - 1.6%
300	AutoZone, Inc. *	222,648
1,300	Costco Wholesale Corp.	192,231
2,100	CVS Health Corp.	176,610
2,100	Genuine Parts Co.	190,239
1,500	Home Depot, Inc.	183,015
1,800	McDonald’s Corp.	202,626
		1,167,369
	SOFTWARE - 0.5%
2,000	Fiserv, Inc. *	196,960
3,500	Paychex, Inc.	193,200
		390,160
	TELECOMMUNICATIONS - 0.6%
6,600	AT&T, Inc.	242,814
4,600	Verizon Communications, Inc.	221,260
		464,074
	TRANSPORTATION - 0.6%
4,100	Expeditors International of Washington, Inc.	211,027
2,300	United Parcel Service, Inc.	247,848
		458,875
	WATER - 0.3%
2,800	American Water Works Co., Inc.	207,312

	TOTAL COMMON STOCK (Cost $19,837,600)	19,819,662

	EXCHANGE TRADED FUNDS - 0.7%
	EQUITY FUNDS - 0.7%
12,000	PowerShares S&P 500 Low Volatility Portfolio	485,520

	TOTAL EXCHANGE TRADED FUNDS (Cost $485,574)	485,520

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.9%
1,700	American Tower Corp.	199,223
1,200	AvalonBay Communities, Inc.	205,416
2,400	Crown Castle International Corp.	218,376
1,400	Federal Realty Investment Trust	203,322
6,600	Kimco Realty Corp.	175,626
3,000	Realty Income Corp.	177,720
1,000	Simon Property Group, Inc.	185,960

	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,392,584)	1,365,643

	TOTAL INVESTMENTS - 30.1% (Cost - $21,715,758)(a)	$21,670,825
	CASH AND OTHER ASSETS LESS LIABILITIES - 69.9%	50,274,886
	NET ASSETS - 100.0%	$71,945,711

Number of		Unrealized Appreciation
Contracts		(Depreciation)
	FUTURES CONTRACTS
44	Nasdaq 100 E-Mini, December 2016	$26,566
149	Russell E-Mini, December 2016	(596,884)
94	S&P 500 E-Mini, December 2016	(147,195)
119	S&P Midcap 400 E-Mini, December 2016	(402,629)
	TOTAL FUTURES CONTRACTS	$(1,120,142)
	(Underlying Notional Amount $89,722,430)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $21,715,758 and differs from market

Unrealized appreciation:	$288,907
Unrealized depreciation:	(333,840)
Net unrealized depreciation:	$(44,933)

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2016

	Toews Hedged	Toews Hedged	Toews Hedged	Toews Hedged
	Core Frontier	Growth Allocation	High Yield Bond	Core W
	Fund	Fund	Fund	Fund
ASSETS:
Unaffiliated Investments, at cost	$480,000	$10,248,646	$412,617,136	$19,235,000
Affiliated Investments, at cost	—	—	1,316,925	—
Unaffiliated investments, at value	$480,000	$10,433,282	$426,307,183	$19,235,000
Affiliated investments, at value	—	—	1,359,968	—
Cash and cash equivalents	1,499,119	8,688,605	—	33,694,527
Cash deposit with broker - futures margin balance	132,482	1,213,339	—	2,137,872
Receivable for securities sold	—	—	3,857,826	—
Unrealized appreciation from futures contracts	12,874	—	—	—
Due from advisor	1,061	—	—	—
Dividends and interest receivable	165	21,497	1,590,367	10,790
Receivable for Fund shares sold	—	15,508	296,186	28,787
Prepaid expenses and other assets	17,465	15,505	19,932	18,319
Total Assets	2,143,166	20,387,736	433,431,462	55,125,295

LIABILITIES:
Due to custodian	—	—	1,313,474	—
Accrued advisory fees	—	22,491	404,095	68,119
Unrealized depreciation from futures contracts	—	213,688	—	—
Payable for Fund shares redeemed	2,481	1,268	132,257	64,814
Payable to related parties	5,749	5,356	10,108	—
Accrued expenses and other liabilities	10,288	14,268	84	8,950
Total Liabilities	18,518	257,071	1,860,018	141,883

Net Assets	$2,124,648	$20,130,665	$431,571,444	$54,983,412

NET ASSETS CONSIST OF:
Paid in capital	$10,491,664	$22,641,952	$415,393,362	$65,023,410
Accumulated net investment income (loss)	(23,336)	(20,123)	1,018,696	(588,641)
Accumulated net realized gain (loss) on investments and futures contracts	(8,356,554)	(2,462,111)	1,426,296	(9,451,357)
Net unrealized appreciation (depreciation) on investments and futures contracts	12,874	(29,053)	13,733,090	—
Net Assets	$2,124,648	$20,130,665	$431,571,444	$54,983,412

Shares of beneficial interest outstanding
($0 par value, unlimited shares authorized)	323,280	2,149,691	38,429,406	6,919,844
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$6.57	$9.36	$11.23	$7.95

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2016

	Toews Hedged	Toews Hedged	Toews	Toews
	Core L	Core S	Unconstrained Income	Tactical Defensive
	Fund	Fund	Fund	Alpha Fund
ASSETS:
Investments, at cost	$15,368,450	$23,975,000	$104,870,692	$21,715,758
Investments, at value	$15,368,450	$23,975,000	$107,332,605	$21,670,825
Cash and cash equivalents	30,269,202	45,081,908	387,825	47,002,110
Cash deposit with broker - futures margin balance	3,796,771	6,189,346	—	4,215,236
Dividends and interest receivable	6,119	13,336	456,240	14,049
Receivable for Fund shares sold	24,093	41,464	174,178	238,164
Prepaid expenses and other assets	20,729	17,535	28,247	17,522
Total Assets	49,485,364	75,318,589	108,379,095	73,157,906

LIABILITIES:
Accrued advisory fees	71,015	87,753	92,466	30,814
Unrealized depreciation from futures contracts	417,434	2,120,671	—	1,120,142
Payable for securities purchased	—	—	264,085	—
Payable for Fund shares redeemed	56,118	79,221	80,773	16,734
Payable to related parties	14,403	1,233	11,418	16,291
Accrued expenses and other liabilities	12,908	17,463	3,578	28,214
Total Liabilities	571,878	2,306,341	452,320	1,212,195

Net Assets	$48,913,486	$73,012,248	$107,926,775	$71,945,711

NET ASSETS CONSIST OF:
Paid in capital	$61,621,344	$90,524,093	$105,537,530	$69,281,488
Accumulated net investment income (loss)	(494,268)	(730,240)	30,266	(181,034)
Accumulated net realized gain (loss) on investments and futures contracts	(11,796,156)	(14,660,934)	(102,935)	4,010,332
Net unrealized appreciation (depreciation) on investments and futures contracts	(417,434)	(2,120,671)	2,461,914	(1,165,075)
Net Assets	$48,913,486	$73,012,248	$107,926,775	$71,945,711

Shares of beneficial interest outstanding
($0 par value, unlimited shares authorized)	5,342,917	8,189,482	10,470,841	6,494,119
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$9.15	$8.92	$10.31	$11.08

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2016

	Toews Hedged	Toews Hedged	Toews Hedged	Toews Hedged
	Core Frontier	Growth Allocation	High Yield Bond	Core W
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$2,381	$25,113	$55,533	$85,121
Dividend income	—	122,409	11,240,316	—
Total Investment Income	2,381	147,522	11,295,849	85,121

Operating Expenses:
Investment advisory fees	13,359	105,744	1,952,978	314,714
Administration fees	1,430	5,171	101,642	17,061
Registration fees	10,136	10,136	10,136	10,081
Fund accounting fees	526	1,496	44,467	6,215
Legal Fees	2,776	1,268	9,009	3,187
Transfer agent fees	2,066	406	15,512	2,408
Audit and Tax Fees	7,527	11,597	9,274	11,597
Non 12b-1 shareholder servicing fees	276	8,650	109,726	29,518
Printing expenses	564	3,542	11,197	3,451
Compliance officer fees	2,405	1,325	12,440	3,178
Trustees’ fees	4,311	4,711	7,880	3,961
Insurance expenses	—	253	3,902	1,493
Miscellaneous expenses	492	—	6,319	1,034
Total Operating Expenses	45,868	154,299	2,294,482	407,898

Less: Expenses waived and/or reimbursed by Adviser	(30,112)	(23,341)	—	(15,762)
Add: Expenses recaptured by Adviser	—	—	139,028	—
Net Operating Expenses	15,756	130,958	2,433,510	392,136

Net Investment Income (Loss)	(13,375)	16,564	8,862,339	(307,015)

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments - Unaffiliated	—	67,507	5,507,982	—
Investments - Affiliated	—	—	7,641	—
Futures contracts	161,601	(28,380)	—	(3,381,744)
Net change in unrealized appreciation
(depreciation) on:
Investments	—	15,261	1,934,000	—
Investments - Affiliated	—	—	14,911	—
Futures contracts	(111,156)	(711,984)	—	(1,510,585)
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	50,445	(657,596)	7,464,534	(4,892,329)

Net Increase (Decrease) in Net Assets Resulting From Operations	$37,070	$(641,032)	$16,326,873	$(5,199,344)

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2016

	Toews Hedged	Toews Hedged	Toews	Toews
	Core L	Core S	Unconstrained Income	Tactical Defensive
	Fund	Fund	Fund	Alpha Fund
Investment Income:
Interest income	$72,384	$107,831	$444,779	$24,345
Dividend income	—	—	1,771,287	166,202
Total Investment Income	72,384	107,831	2,216,066	190,547

Operating Expenses:
Investment advisory fees	271,965	412,533	534,391	297,395
Administration fees	16,246	21,943	34,268	26,009
Registration fees	10,136	11,150	10,136	10,440
Fund accounting fees	3,883	5,616	12,671	7,984
Legal Fees	2,954	2,528	7,450	6,005
Transfer agent fees	3,600	2,261	6,858	3,701
Audit and Tax Fees	10,597	14,097	7,527	11,925
Non 12b-1 shareholder servicing fees	18,945	34,354	37,808	37,137
Printing expenses	1,383	2,431	6,083	3,882
Compliance officer fees	2,803	4,285	4,309	1,788
Trustees’ fees	4,211	5,215	7,020	6,550
Insurance expenses	799	1,091	1,014	956
Miscellaneous expenses	538	546	3,195	—
Total Operating Expenses	348,060	518,050	672,730	413,772

Less: Expenses waived by Adviser	(10,870)	(9,037)	(7,234)	(42,191)
Net Operating Expenses	337,190	509,013	665,496	371,581

Net Investment Income (Loss)	(264,806)	(401,182)	1,550,570	(181,034)

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	(802)	—	2,056,532	2,636,259
Futures contracts	612,156	3,581,899	—	(39,785)
Net change in unrealized appreciation (depreciation) on:
Investments	—	—	83,544	(44,933)
Futures contracts	(1,338,244)	(6,072,536)	—	(2,097,775)
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	(726,890)	(2,490,637)	2,140,076	453,766

Net Increase (Decrease) in Net Assets Resulting From Operations	$(991,696)	$(2,891,819)	$3,690,646	$272,732

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Hedged Core Frontier		Toews Hedged Growth Allocation
	Fund		Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:	(Unaudited)		(Unaudited)
Net investment income (loss)	$(13,375)	$(34,173)	$16,564	$(175,331)
Net realized gain (loss) on investments and futures contracts	161,601	(149,737)	39,127	(1,781,021)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(111,156)	34,555	(696,723)	(86,479)
Net increase (decrease) in net assets resulting from operations	37,070	(149,355)	(641,032)	(2,042,831)

Distributions to Shareholders:
From net realized gains	—	—	—	(345,563)
Total Dividends and Distributions to Shareholders	—	—	—	(345,563)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	200,160	297,219	5,289,793	10,707,982
Reinvestment of dividends and distributions	—	—	—	318,199
Cost of shares redeemed	(313,511)	(887,860)	(6,991,291)	(14,752,169)
Net decrease in net assets from share transactions of beneficial interest	(113,351)	(590,641)	(1,701,498)	(3,725,988)

Total Decrease in Net Assets	(76,281)	(739,996)	(2,342,530)	(6,114,382)

Net Assets:
Beginning of year/period	2,200,929	2,940,925	22,473,195	28,587,577
End of year/period *	$2,124,648	$2,200,929	$20,130,665	$22,473,195
* Includes accumulated net investment loss at end of year/period	$(23,336)	$(9,961)	$(20,123)	$(36,687)

Share Activity:
Shares Sold	31,620	46,967	559,400	1,092,498
Shares Reinvested	—	—	—	33,180
Shares Redeemed	(49,580)	(140,019)	(744,986)	(1,491,167)
Net decrease in shares of beneficial interest outstanding	(17,960)	(93,052)	(185,586)	(365,489)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged High Yield Bond		Toews Hedged Core W
	Fund		Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:	(Unaudited)		(Unaudited)
Net investment income (loss)	$8,862,339	$2,332,388	$(307,015)	$(954,635)
Net realized gain (loss) on investments and futures contracts	5,515,623	(1,483,003)	(3,381,744)	863,642
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,948,911	10,519,621	(1,510,585)	(3,657,532)
Net increase (decrease) in net assets resulting from operations	16,326,873	11,369,006	(5,199,344)	(3,748,525)

Distributions to Shareholders:
From net investment income	(8,774,046)	(2,268,954)	—	—
Total Dividends and Distributions to Shareholders	(8,774,046)	(2,268,954)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	137,499,443	203,788,974	6,765,268	23,999,316
Reinvestment of dividends and distributions	8,536,919	2,147,469	—	—
Cost of shares redeemed	(55,575,399)	(109,586,831)	(19,656,090)	(35,864,310)
Net increase (decrease) in net assets from share transactions of beneficial interest	90,460,963	96,349,612	(12,890,822)	(11,864,994)

Total Increase (Decrease) in Net Assets	98,013,790	105,449,664	(18,090,166)	(15,613,519)

Net Assets:
Beginning of year/period	333,557,654	228,107,990	73,073,578	88,687,097
End of year/period *	$431,571,444	$333,557,654	$54,983,412	$73,073,578
* Includes accumulated net investment income (loss) at end of year/period	$1,018,696	$930,403	$(588,641)	$(281,626)

Share Activity:
Shares Sold	12,344,740	19,190,570	832,099	2,829,115
Shares Reinvested	765,665	200,805	—	—
Shares Redeemed	(4,987,869)	(10,288,906)	(2,422,330)	(4,262,736)
Net increase (decrease) in shares of beneficial interest outstanding	8,122,536	9,102,469	(1,590,231)	(1,433,621)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged Core L		Toews Hedged Core S
	Fund		Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:	(Unaudited)		(Unaudited)
Net investment loss	$(264,806)	$(845,201)	$(401,182)	$(1,198,341)
Net realized gain (loss) on investments and futures contracts	611,354	(10,382,003)	3,581,899	(17,223,127)
Net change in unrealized depreciation on investments and futures contracts	(1,338,244)	(1,104,697)	(6,072,536)	2,932,159
Net decrease in net assets resulting from operations	(991,696)	(12,331,901)	(2,891,819)	(15,489,309)

Distributions to Shareholders:
From net realized gains	—	(1,860,962)	—	(735,837)
Total Dividends and Distributions to Shareholders	—	(1,860,962)	—	(735,837)
Share Transactions of Beneficial Interest:
Net proceeds from shares sold	6,760,406	20,964,356	10,477,690	33,346,300
Reinvestment of dividends and distributions	—	1,804,609	—	719,107
Cost of shares redeemed	(15,040,557)	(35,098,583)	(23,150,960)	(44,770,058)
Net decrease in net assets from share transactions of beneficial interest	(8,280,151)	(12,329,618)	(12,673,270)	(10,704,651)

Total Decrease in Net Assets	(9,271,847)	(26,522,481)	(15,565,089)	(26,929,797)

Net Assets:
Beginning of year/period	58,185,333	84,707,814	88,577,337	115,507,134
End of year/period *	$48,913,486	$58,185,333	$73,012,248	$88,577,337
* Includes accumulated net investment loss at end of year/period	$(494,268)	$(229,462)	$(730,240)	$(329,058)

Share Activity:
Shares Sold	731,943	2,067,415	1,148,726	3,399,028
Shares Reinvested	—	185,659	—	75,142
Shares Redeemed	(1,627,461)	(3,538,666)	(2,533,370)	(4,605,481)
Net decrease in shares of beneficial interest outstanding	(895,518)	(1,285,592)	(1,384,644)	(1,131,311)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund *

	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:	(Unaudited)		(Unaudited)
Net investment income (loss)	$1,550,570	$986,979	$(181,034)	$(22,032)
Net realized gain (loss) on investments and futures contracts	2,056,532	(1,328,868)	2,596,474	1,428,679
Distributions of capital gains from underlying investment companies	—	24,936	—	—
Net change in unrealized appreciation (depreciation) on investments and futures contracts	83,544	1,853,272	(2,142,708)	977,633
Net increase in net assets resulting from operations	3,690,646	1,536,319	272,732	2,384,280

Distributions to Shareholders:
From net investment income	(1,520,304)	(1,001,301)	—	—
Total Dividends and Distributions to Shareholders	(1,520,304)	(1,001,301)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	37,923,502	49,336,407	40,399,102	38,771,074
Reinvestment of dividends and distributions	1,465,131	946,076	—	—
Cost of shares redeemed	(26,030,174)	(45,258,050)	(7,485,693)	(2,395,784)
Net increase in net assets from share transactions of beneficial interest	13,358,459	5,024,433	32,913,409	36,375,290

Total Increase in Net Assets	15,528,801	5,559,451	33,186,141	38,759,570

Net Assets:
Beginning of year/period	92,397,974	86,838,523	38,759,570	—
End of year/period *	$107,926,775	$92,397,974	$71,945,711	$38,759,570
* Includes accumulated net investment income (loss) at end of year/period	$30,266	$—	$(181,034)	$—

Share Activity:
Shares Sold	3,712,859	4,988,145	3,639,397	3,755,149
Shares Reinvested	142,724	95,118	—	—
Shares Redeemed	(2,536,280)	(4,577,272)	(668,681)	(231,746)
Net increase in shares of beneficial interest outstanding	1,319,303	505,991	2,970,716	3,523,403

*	Toews Tactical Defensive Alpha Fund commenced operations January 7, 2016.

See accompanying notes to financial statements.

Toews Hedged Core Frontier Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months ended		ended	ended	ended	ended	ended
	October 31, 2016		April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012
	(Unaudited)
Net asset value, beginning of year/period	$6.45		$6.77	$6.59	$7.21	$7.16	$12.09
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.04)		(0.09)	(0.10)	(0.09)	(0.10)	(0.13)
Net realized and unrealized gain (loss) on investments	0.16		(0.23)	0.28	(0.53)	0.15	(3.74)
Total from investment operations	0.12		(0.32)	0.18	(0.62)	0.05	(3.87)

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—	(0.09)
From net realized gains on investments	—		—	—	—	—	(0.97)
Total distributions	—		—	—	—	—	(1.06)
Net asset value, end of year/period	$6.57		$6.45	$6.77	$6.59	$7.21	$7.16
Total return (b)	1.86	% (f)	(4.73)%	2.73%	(8.60)%	0.70%	(31.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,125		$2,201	$2,941	$5,077	$7,424	$8,707
Ratios to average net assets
Expenses, net of expenses waived and/or reimbursed by the Adviser (c)	1.50	% (e)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, before reimbursement (c)	4.32	% (e)	4.23%	2.85%	2.36%	2.24%	2.06%
Net investment loss, net of reimbursement (c,d)	(1.26	)% (e)	(1.40)%	(1.37)%	(1.39)%	(1.39)%	(1.41)%
Net investment loss, before reimbursement (c,d)	(4.09	)% (e)	(4.13)%	(2.71)%	(2.26)%	(2.13)%	(1.98)%
Portfolio turnover rate	0	% (f)	0%	17%	0%	114%	107%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months ended		ended	ended	ended	ended	ended
	October 31, 2016		April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012
	(Unaudited)
Net asset value, beginning of year/period	$9.62		$10.58	$10.55	$9.66	$8.50	$10.84

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.01		(0.07)	(0.03)	0.00	0.03	0.00
Net realized and unrealized gain (loss) on investments	(0.27)		(0.74)	0.19	0.99	1.13	(1.45)
Total from investment operations	(0.26)		(0.81)	0.16	0.99	1.16	(1.45)

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.03)	—	(0.01)
From net realized gains on investments	—		(0.15)	(0.13)	(0.07)	—	(0.88)
Total distributions	—		(0.15)	(0.13)	(0.10)	—	(0.89)
Net asset value, end of year/period	$9.36		$9.62	$10.58	$10.55	$9.66	$8.50
Total return (b)	(2.80	)% (f)	(7.70)%	1.50%	10.17%	13.70%	(12.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$20,131		$22,473	$28,588	$29,945	$25,817	$20,131
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.47	% (e)	1.55%	1.41%	1.45%	1.65%	1.65%
Net investment income (loss), net of reimbursement (c,d)	0.16	% (e)	(0.73)%	(0.25)%	0.00%	0.35%	(0.16)%
Net investment income (loss), before reimbursement (c,d)	(0.06	)% (e)	(1.03)%	(0.41)%	(0.20)%	0.00%	(0.25)%
Portfolio turnover rate	32	% (f)	234%	409%	193%	147%	35%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months ended		ended	ended	ended	ended	ended
	October 31, 2016		April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012
	(Unaudited)
Net asset value, beginning of year/period	$11.01		$10.76	$10.92	$11.05	$10.60	$10.69

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.26		0.10	0.28	0.44	0.59	0.44
Net realized and unrealized gain (loss) on investments	0.21		0.24	(0.17)	0.16	0.50	0.01
Total from investment operations	0.47		0.34	0.11	0.60	1.09	0.45

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.09)	(0.25)	(0.48)	(0.55)	(0.41)
From net realized gains on investments	—		—	(0.02)	(0.25)	(0.09)	(0.13)
Total distributions	(0.25)		(0.09)	(0.27)	(0.73)	(0.64)	(0.54)
Net asset value, end of year/period	$11.23		$11.01	$10.76	$10.92	$11.05	$10.60
Total return (b)	4.30	% (f)	3.23%	1.05%	5.60%	9.41%	4.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$431,571		$333,558	$228,108	$122,708	$83,150	$47,282
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement/recapture (c)	1.18	% (e)	1.28%	1.29%	1.39%	1.44%	1.52%
Net investment income, net of reimbursement/recapture (c,d)	4.63	% (e)	0.93%	2.55%	3.98%	5.07%	4.21%
Net investment income, before reimbursement/recapture (c,d)	4.56	% (e)	0.90%	2.51%	3.84%	4.88%	3.94%
Portfolio turnover rate	72	% (f)	739%	797%	302%	232%	422%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Core W Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months ended		ended	ended	ended	ended	ended
	October 31, 2016		April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012
	(Unaudited)
Net asset value, beginning of year/period	$8.59		$8.92	$8.99	$9.08	$7.72	$10.78

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.04)		(0.10)	(0.10)	(0.10)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.60)		(0.23)	0.03	0.09	1.45	(2.69)
Total from investment operations	(0.64)		(0.33)	(0.07)	(0.01)	1.36	(2.79)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	—	(0.04)	—	(0.27)
From return of capital	—		—	—	(0.04)	—	—
Total distributions	—		—	—	(0.08)	—	(0.27)
Net asset value, end of year/period	$7.95		$8.59	$8.92	$8.99	$9.08	$7.72
Total return (b)	(7.45	)% (f)	(3.70)%	(0.78)%	(0.17)%	17.62%	(25.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$54,983		$73,074	$88,687	$78,384	$46,869	$31,926
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.30	% (e)	1.42%	1.42%	1.44%	1.57%	1.54%
Net investment loss, net of reimbursement (c,d)	(0.98	)% (e)	(1.16)%	(1.09)%	(1.16)%	(1.15)%	(1.18)%
Net investment loss, before reimbursement (c,d)	(1.02	)% (e)	(1.33)%	(1.25)%	(1.35)%	(1.48)%	(1.47)%
Portfolio turnover rate	10	% (f)	27%	15%	0%	140%	44%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Core L Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months ended		ended	ended	ended	ended	ended
	October 31, 2016		April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012
	(Unaudited)
Net asset value, beginning of year/period	$9.33		$11.26	$11.42	$11.00	$9.88	$11.16

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.05)		(0.12)	(0.13)	(0.14)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.13)		(1.54)	0.92	2.10	1.24	(0.78)
Total from investment operations	(0.18)		(1.66)	0.79	1.96	1.12	(0.90)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.27)	(0.95)	(1.54)	—	(0.38)
Total distributions	—		(0.27)	(0.95)	(1.54)	—	(0.38)
Net asset value, end of year/period	$9.15		$9.33	$11.26	$11.42	$11.00	$9.88
Total return (b)	(1.82	)% (f)	(14.84)%	6.78%	17.82%	11.34%	(7.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$48,913		$58,185	$84,708	$83,871	$43,057	$32,747
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.29	% (e)	1.48%	1.41%	1.41%	1.56%	1.57%
Net investment loss, net of reimbursement (c,d)	(0.98	)% (e)	(1.16)%	(1.09)%	(1.16)%	(1.15)%	(1.18)%
Net investment loss, before reimbursement (c,d)	(1.02	)% (e)	(1.39)%	(1.25)%	(1.32)%	(1.46)%	(1.50)%
Portfolio turnover rate	0	% (f)	27%	18%	18%	84%	51%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Core S Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months ended		ended	ended	ended	ended	ended
	October 31, 2016		April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012
	(Unaudited)
Net asset value, beginning of year/period	$9.25		$10.79	$11.12	$10.65	$9.52	$11.74

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.05)		(0.12)	(0.12)	(0.13)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.28)		(1.35)	0.13	2.06	1.24	(1.50)
Total from investment operations	(0.33)		(1.47)	0.01	1.93	1.13	(1.62)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.07)	(0.34)	(1.46)	—	(0.60)
Total distributions	—		(0.07)	(0.34)	(1.46)	—	(0.60)
Net asset value, end of year/period	$8.92		$9.25	$10.79	$11.12	$10.65	$9.52
Total return (b)	(3.67	)% (f)	(13.62)%	0.07%	18.05%	11.87%	(13.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$73,012		$88,577	$115,507	$107,933	$62,835	$47,999
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.26	% (e)	1.40%	1.35%	1.41%	1.49%	1.52%
Net investment loss, net of reimbursement (c,d)	(0.98	)% (e)	(1.17)%	(1.10)%	(1.16)%	(1.16)%	(1.19)%
Net investment loss, before reimbursement (c,d)	(1.00	)% (e)	(1.32)%	(1.20)%	(1.31)%	(1.40)%	(1.46)%
Portfolio turnover rate	12	% (f)	18%	18%	0%	89%	65%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period .

	For the		For the Year	For the Year	For the Period
	Six Months ended		ended	ended	ended
	October 31, 2016		April 30, 2016	April 30, 2015	April 30, 2014*
	(Unaudited)
Net asset value, beginning of year/period	$10.10		$10.04	$10.15	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.15		0.11	0.19	0.22
Net realized and unrealized gain (loss) on investments	0.21		0.06	(0.06)	0.20
Total from investment operations	0.36		0.17	0.13	0.42

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.11)	(0.18)	(0.25)
From net realized gains on investments	—		—	(0.06)	(0.02)
Total distributions	(0.15)		(0.11)	(0.24)	(0.27)
Net asset value, end of year/period	$10.31		$10.10	$10.04	$10.15
Total return (b)	3.56	% (f)	1.72%	1.44%	4.08	% (f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$107,927		$92,398	$86,839	$61,389
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25	% (e)
Expenses, before reimbursement (c)	1.26	% (e)	1.37%	1.37%	1.44	% (e)
Net investment income, net of reimbursement (c,d)	2.91	% (e)	1.13%	1.84%	3.30	% (e)
Net investment income, before reimbursement (c,d)	2.90	% (e)	1.01%	1.73%	3.12	% (e)
Portfolio turnover rate	156	% (f)	496%	632%	221	% (f)

*	The Fund commenced operations on August 28, 2013.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

	For the		For the Period
	Six Months ended		ended
	October 31, 2016		April 30, 2016*
	(Unaudited)
Net asset value, beginning of period	$11.00		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.03)		(0.01)
Net realized and unrealized gain on investments	0.11		1.01
Total from investment operations	0.08		1.00

Net asset value, end of period	$11.08		$11.00

Total return (b)	0.73	% (f)	10.00	% (f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$71,946		$38,760
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25	% (e)
Expenses, before reimbursement (c)	1.40	% (e)	1.83	% (e)
Net investment loss, net of reimbursement (c,d)	(0.61	)% (e)	(0.28	)% (e)
Net investment loss, before reimbursement (c,d)	(0.75	)% (e)	(0.86	)% (e)
Portfolio turnover rate	670	% (f)	385	% (f)

*	The Fund commenced operations on January 7, 2016.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements (Unaudited)
October 31, 2016

NOTE 1. ORGANIZATION

The Toews Hedged Core Frontier Fund (the “Core Frontier Fund”), Toews Hedged Growth Allocation Fund (the “Growth Allocation Fund”), Toews Hedged High Yield Bond Fund (the “High Yield Bond Fund”), Toews Hedged Core W Fund (the “Core W Fund”), Toews Hedged Core L Fund (the “Core L Fund”), Toews Hedged Core S Fund (the “Core S Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”), and Toews Tactical Defensive Alpha Fund (the “Tactical Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Core Frontier Fund, Tactical Defensive Alpha Fund and Unconstrained Income Fund are each a non-diversified fund. The Growth Allocation Fund, High Yield Bond Fund, Core W Fund, Core L Fund and Core S Fund are each a diversified fund.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Core Frontier Fund	Long Term Growth of Capital
Growth Allocation Fund	Long Term Growth of Capital
High Yield Bond Fund	High Level of Current Income
Core W Fund	Long Term Growth of Capital
Core L Fund	Long Term Growth of Capital
Core S Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Tactical Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2016 for the Funds’ assets and liabilities measured at fair value:

Core Frontier Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$240,000	$—	$240,000
Municipal Bonds*	—	240,000	—	240,000
Futures Contracts**	12,874	—	—	12,874
Total	$12,874	$480,000	$—	$492,874

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$4,178,282	$—	$—	$4,178,282
Variable Rate Bonds & Notes*	—	1,215,000	—	1,215,000
Municipal Bonds*	—	5,040,000	—	5,040,000
Total	$4,178,282	$6,255,000	$—	$10,433,282
Liabilities
Futures Contracts**	$213,688	$—	$—	$213,688
Total	$213,688	$—	$—	$213,688

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$381,755,963	$—	$—	$381,755,963
Exchange Traded Funds*	45,135,208	—	—	45,135,208
Mortgage Notes	—	—	775,980	775,980
Total	$426,891,171	$—	$775,980	$427,667,151

Core W Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$3,734,000	$—	$3,734,000
Municipal Bonds*	—	15,501,000	—	15,501,000
Total	$—	$19,235,000	$—	$19,235,000

Core L Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$4,768,450	$—	$4,768,450
Municipal Bonds*	—	10,600,000	—	10,600,000
Total	$—	$15,368,450	$—	$15,368,450
Liabilities
Futures Contracts**	$417,434	$—	$—	$417,434
Total	$417,434	$—	$—	$417,434

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

Core S Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$5,213,000	$—	$5,213,000
Municipal Bonds*	—	18,762,000	—	18,762,000
Total	$—	$23,975,000	$—	$23,975,000
Liabilities
Futures Contracts**	$2,120,671	$—	$—	$2,120,671
Total	$2,120,671	$—	$—	$2,120,671

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$49,576,446	$—	$—	$49,576,446
Exchange Traded Funds*	51,144,356	—	—	51,144,356
Mortgage Notes	—	—	6,611,803	6,611,803
Total	$100,720,802	$—	$6,611,803	$107,332,605

Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$19,819,662	$—	$—	$19,819,662
Exchange Traded Funds	485,520	—	—	485,520
Real Estate Investment Trusts (REITs)	1,365,643	—	—	1,365,643
Total	$21,670,825	$—	$—	$21,670,825
Liabilities
Futures Contracts	$1,120,142	$—	$—	$1,120,142
Total	$1,120,142	$—	$—	$1,120,142

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative unrealized gain (loss) at October 31, 2016.

There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented. No Fund held Level 3 securities during the year except the High Yield Bond Fund and the Unconstrained Income Fund. It is the Funds’ policy to record transfers into or out of any Level at the end of the period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	High Yield Bond	Unconstrained
	Fund	Income Fund
	Mortgage Notes	Mortgage Notes
Balance, April 30, 2016	$775,980	$6,582,412
Net realized gains	—	—
Change in unrealized depreciation	—	(60,021)
Purchase of Investments	—	89,412
Reinvestment of dividends	—	—
Proceeds from sales of investments	—	—
Interest earned from investments	—	—
Net Transfers in/out of level 3	—	—
Ending balance	$775,980	$6,611,803

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at October 31, 2016 was $0 and $60,021 for High Yield Bond Fund and Unconstrained Income Fund, respectively.

The unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Mortgage Note Investments are the investment’s interest payments, which are evaluated to determine that payments continue to be received in a timely fashion. Cost approximates fair value and the following factors are evaluated: the credit and interest rate risk of the issuer, lease terms, tenant quality and collateral type and value. Significant changes in these inputs could result in a significantly lower fair value measurement.

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

Exchange Traded Funds (“ETFs”) - The Funds may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Mortgage Notes - The Funds may invest in various tranches of private, short-term mortgage notes. As of October 31, 2016, the mortgage note investments held represented first lien interests on properties in New York City, New York, and entitle the Funds to receive returns that are typically greater than traditional fixed income investments. The Funds may purchase these Notes to gain a higher yield than traditional debt obligations. Based on the nature of these short term mortgage notes, the valuation committee meets periodically and reviews each investment in order to determine their value. The valuation committee will review property appraisals, loan-to-value ratios, projected cash flows, payment history, and other mortgage data specific to the region each of the properties are located in to determine the fair market value of the investments. The mortgage notes are thinly traded and for this reason are valued using the Trust’s fair value policies and procedures as established by the valuation committee. For this reason, and based on the nature of the inputs, the mortgage notes have been determined to be Level 3 investments. The mortgage note investments are subject to credit and interest rate risk of the issuer, other risks include the underlying collateral associated with the mortgage notes. The Aristone Realty Capital 24% note due 9/1/16 defaulted on 10/15/15 and was marked down from 100% of par to 90% of par value. Full principal repayment is expected on the note with a partial repayment of interest receivable on or around December 31, 2016.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from or pay to the brokers a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Funds’ futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Funds’ exposure is equal to the notional value of contracts held. Each Funds’ obligations will generally equal only the amount to be paid or received through a futures contract.

The notional value of the derivative instruments outstanding as of October 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity.

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

As of and for the six months ended October 31, 2016, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

	Statements of Assets	Statements of
	and Liabilities Net	Operations	Statements of
	Unrealized Appreciation	Change in Unrealized	Operations Realized
	(Depreciation) on	Depreciation on	Gain (Loss) on
	Investments and Futures	Investments and	Investments and
Fund	Contracts*	Future Contracts	Future Contracts
Core Frontier Fund	$12,874	$(111,156)	$161,601
Growth Allocation Fund	(213,688)	(711,984)	(28,380)
Core W Fund	—	(1,510,585)	(3,381,744)
Core L Fund	(417,434)	(1,338,244)	612,156
Core S Fund	(2,120,671)	(6,072,536)	3,581,899
Tactical Defensive Alpha Fund	(1,120,142)	(2,097,775)	(39,785)

Such figures can be found on the Statements of Assets & Liabilities and Statements of Operations.

*	Cumulative unrealized gain (loss) on futures contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2016.

Core Frontier Fund
Gross Amounts Not Offset in the Statement of
Assets						Assets & Liabilities

			Gross Amounts		Net Amounts
			Offset in the		Presented in the
	Gross Amounts of		Statement of		Statement of	Financial	Collateral
Description	Recognized Assets		Assets & Liabilities		Assets & Liabilities	Instruments	Pledged/(Received)		Net Amount
Futures contracts	$12,874	(1)	$—	(1)	$12,874	$—	$(12,874	) (2)	$—
Total	$12,874		$—		$12,874	$—	$(12,874)		$—

Growth Allocation Fund
Gross Amounts Not Offset in the Statement of
Assets:						Assets & Liabilities

			Gross Amounts		Net Amounts
			Offset in the		Presented in the
	Gross Amounts of		Statement of		Statement of	Financial	Collateral
Description	Recognized Assets		Assets & Liabilities		Assets & Liabilities	Instruments	Pledged/(Received)		Net Amount
Futures contracts	$7,904	(1)	$(221,592	) (1)	$(213,688)	$—	$213,688	(2)	$—
Total	$7,904		$(221,592)		$(213,688)	$—	$213,688		$—

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

Core L Fund
Gross Amounts Not Offset in the Statement of
Assets:						Assets & Liabilities

			Gross Amounts		Net Amounts
			Offset in the		Presented in the
	Gross Amounts of		Statement of		Statement of	Financial	Collateral
Description	Recognized Assets		Assets & Liabilities		Assets & Liabilities	Instruments	Pledged/(Received)		Net Amount
Futures contracts	$100,511	(1)	$(517,945)	(1)	$(417,434)	$—	$417,434	(2)	$—
Total	$100,511		$(517,945)		$(417,434)	$—	$417,434		$—

Core S Fund
Gross Amounts Not Offset in the Statement of
Assets:						Assets & Liabilities

			Gross Amounts		Net Amounts
			Offset in the		Presented in the
	Gross Amounts of		Statement of		Statement of	Financial	Collateral
Description	Recognized Assets		Assets & Liabilities		Assets & Liabilities	Instruments	Pledged/(Received)		Net Amount
Futures contracts	$—	(1)	$(2,120,671	) (1)	$(2,120,671)	$—	$2,120,671	(2)	$—
Total	$—		$(2,120,671)		$(2,120,671)	$—	$2,120,671		$—

Tactical Defensive Alpha Fund
Gross Amounts Not Offset in the Statement of
Assets:						Assets & Liabilities

			Gross Amounts		Net Amounts
			Offset in the		Presented in the
	Gross Amounts of		Statement of		Statement of	Financial	Collateral
Description	Recognized Assets		Assets & Liabilities		Assets & Liabilities	Instruments	Pledged/(Received)		Net Amount
Futures contracts	$26,566	(1)	$(1,146,708)	(1)	$(1,120,142)	$—	$1,120,142	(2)	$—
Total	$26,566		$(1,146,708)		$(1,120,142)	$—	$1,120,142		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years for Core Frontier Fund, Growth Allocation Fund, High Yield Bond Fund, Core W Fund, Core L Fund, Core S Fund and Unconstrained Income Fund (2014-2016), and 2016 for the Tactical Defensive Alpha Fund, or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as United States Federal, and Nebraska. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the High Yield Bond Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The High Yield Bond Fund pays dividends from net investment income, if any, monthly, and pay distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.25% of the average daily net assets of the Core Frontier Fund and 1.00% of the average daily net assets of each of the Growth Allocation Fund, High Yield Bond Fund, Core W Fund, Core L Fund, Core S Fund, Unconstrained Income Fund and Tactical Defensive Alpha Fund.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2017, so that the total annual operating expenses of the Core Frontier Fund does not exceed 1.50% of the Fund’s average net assets, and the expenses of the Growth Allocation Fund, High Yield Bond Fund, Core W Fund, Core L Fund, Core S Fund, Unconstrained Income Fund and Tactical Defensive Alpha Fund do not exceed 1.25% of the Fund’s average net assets. For the six months ended October 31, 2016, the Adviser earned and waived and/or reimbursed the following fees:

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

Fund	Fees Earned	Fees Waived
Core Frontier Fund	$13,359	$30,112
Growth Allocation Fund	105,744	23,341
High Yield Bond Fund	1,952,978	—
Core W Fund	314,714	15,762
Core L Fund	271,965	10,870
Core S Fund	412,533	9,037
Unconstrained Income Fund	534,391	7,234
Tactical Defensive Alpha Fund	297,395	42,191

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2017	April 30, 2018	April 30, 2019	Total
Core Frontier Fund	$55,411	$66,942	$66,576	$188,929
Growth Allocation Fund	50,463	51,506	72,109	174,078
High Yield Bond Fund	—	70,996	63,790	134,786
Core W Fund	113,567	140,617	137,549	391,733
Core L Fund	100,744	145,360	165,481	411,585
Core S Fund	132,871	121,747	157,630	412,248
Unconstrained Income Fund	60,007	91,987	109,281	261,275
Tactical Defensive Alpha Fund	—	—	42,155	42,155

The High Yield Bond Fund recouped $139,028 for the six months ended October 31, 2016.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). For the six months ended October 31, 2016, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended October 31, 2016, amounted to the following:

Fund	Purchases	Sales
Core Frontier Fund	$—	$40,000
Growth Allocation Fund	3,221,688	3,576,360
High Yield Bond Fund	363,373,352	275,286,254
Core W Fund	2,025,313	1,920,000
Core L Fund	—	6,133,000
Core S Fund	3,100,470	11,069,293
Unconstrained Income Fund	176,734,447	163,675,506
Tactical Defensive Alpha Fund	142,671,696	111,047,903

NOTE 5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The High Yield Bond Fund currently invests a portion of their assets in BlackRock High Yield Portfolio - Institutional Class (“BlackRock”) and PIMCO High Yield Fund - Institutional Class (“PIMCO”). The High Yield Bond Fund may redeem its investment from BlackRock or PIMCO at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the High Yield Bond Fund may be directly affected by the performance of BlackRock or PIMCO. The financial statements of the BlackRock and PIMCO, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of October 31, 2016, the percentage of the High Yield Bond Fund’s net assets invested in BlackRock and PIMCO was 38.3% and 31.3%, respectively.

NOTE 6. INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.

Companies that are affiliates at October 31, 2016 are noted in the Funds’ Portfolio of Investments. Transactions during the period with companies that are affiliates or were affiliates at the beginning of the period are as follows:

Toews Hedged High Yield Bond Fund
				Dividends		Change in
	Beginning Value			Credited to		Unrealized	Ending Value of	Shares held at
Description	of Period	Purchases	Sales Proceeds	Income	Realized Gain	Appreciation	Period	End of Period
BMO Monegy High Yield Fund	$894,433	$852,019	$409,036	$—	$7,641	$14,911	$1,359,968	144,524

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015, or expected to be taken in the Funds’ 2016 tax returns.

The tax character of Fund distributions for the periods ended April 30, 2016 and April 30, 2015 was as follows:

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

	For the period ended April 30, 2016:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Toews Hedged Core Frontier Fund	$—	$—	$—	$—
Toews Hedged Growth Allocation Fund	37,143	308,274	146	345,563
Toews Hedged High Yield Bond Fund	2,268,954	—	—	2,268,954
Toews Hedged Core W Fund	—	—	—	—
Toews Hedged Core L Fund	573,504	1,287,458	—	1,860,962
Toews Hedged Core S Fund	—	735,837	—	735,837
Toews Unconstrained Income Fund	986,979	—	14,322	1,001,301
Toews Tactical Defensive Alpha Fund	—	—	—	—

	For the period ended April 30, 2015:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Toews Hedged Core Frontier Fund	$—	$—	$—	$—
Toews Hedged Growth Allocation Fund	394,395	29,227	—	423,622
Toews Hedged High Yield Bond Fund	4,230,957	400,617	—	4,631,574
Toews Hedged Core W Fund	—	—	—	—
Toews Hedged Core L Fund	2,255,238	5,377,874	—	7,633,112
Toews Hedged Core S Fund	1,045,517	2,757,776	—	3,803,293
Toews Unconstrained Income Fund	1,912,734	28,079	—	1,940,813
Toews Tactical Defensive Alpha Fund				—

As of April 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/Deficits)
Toews Hedged Core Frontier Fund	$—	$—	$(9,961)	$(8,394,125)	$—	$—	$(8,404,086)
Toews Hedged Growth Allocation Fund	—	—	(367,044)	(1,672,585)	—	159,374	(1,870,255)
Toews Hedged High Yield Bond Fund	930,403	—	(1,061,361)	(5,016,342)	—	11,773,555	8,625,255
Toews Hedged Core W Fund	—	—	(281,626)	(4,559,028)	—	—	(4,840,654)
Toews Hedged Core L Fund	—	—	(3,401,042)	(8,315,120)	—	—	(11,716,162)
Toews Hedged Core S Fund	—	—	(4,888,120)	(9,731,906)	—	—	(14,620,026)
Toews Unconstrained lncome Fund	—	—	(1,165,911)	(993,555)	—	2,378,369	218,903
Toews Tactical Defensive Alpha Fund	1,563,807	827,684	—	—	—	—	2,391,491

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Portfolio	Late Year Losses
Toews Hedged Core Frontier Fund	$9,961
Toews Hedged Growth Allocation Fund	36,687
Toews Hedged High Yield Bond Fund	—
Toews Hedged Core W Fund	281,626
Toews Hedged Core L Fund	229,462
Toews Hedged Core S Fund	329,058
Toews Unconstrained Income Fund	—
Toews Tactical Defensive Alpha Fund	—

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Portfolio	Post October Losses
Toews Hedged Core Frontier Fund	$—
Toews Hedged Growth Allocation Fund	330,357
Toews Hedged High Yield Bond Fund	1,062,361
Toews Hedged Core W Fund	—
Toews Hedged Core L Fund	3,171,580
Toews Hedged Core S Fund	4,559,062
Toews Unconstrained Income Fund	1,165,911
Toews Tactical Defensive Alpha Fund	—

At April 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Portfolio	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Toews Hedged Core Frontier Fund	$3,357,650	$5,036,475	$8,394,125
Toews Hedged Growth Allocation Fund	683,141	989,444	1,672,585
Toews Hedged High Yield Bond Fund	2,758,662	257,680	3,016,342
Toews Hedged Core W Fund	1,823,611	2,735,417	4,559,028
Toews Hedged Core L Fund	3,326,048	4,989,072	8,315,120
Toews Hedged Core S Fund	3,892,762	5,839,144	9,731,906
Toews Unconstrained Income Fund	993,555	—	993,555
Toews Tactical Defensive Alpha Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of non-deductible expenses, net operating losses and short-term capital gains, and the reclass of Fund distributions, resulted in reclassification for the tax year ended April 30, 2016 for the Funds as follows:

Portfolio	Paid In Capital	Undistributed Ordinary Income (Loss)	Undistributed Net Realized Gains (Loss)
Toews Hedged Core Frontier Fund	$(42,225)	$42,225	$—
Toews Hedged Growth Allocation Fund	(138,790)	138,644	146
Toews Hedged High Yield Bond Fund	—	—	—
Toews Hedged Core W Fund	(978,609)	978,609	—
Toews Hedged Core L Fund	(616,614)	615,739	875
Toews Hedged Core S Fund	(1,293,421)	1,292,780	641
Toews Unconstrained Income Fund	(14,322)	14,322	—
Toews Tactical Defensive Alpha Fund	(7,211)	22,032	(14,821)

NOTE 8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on May 1, 2016 and held October 31, 2016.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Fund’s
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Annualized
	5/1/16	10/31/16	Period*	5/1/16	10/31/16	Period*	Expense Ratio

Core Frontier Fund	$1,000.00	$ 1,018.60	$7.63	$1,000.00	$1,017.64	$7.63	1.50%
Growth Allocation Fund	$1,000.00	$ 972.00	$6.21	$1,000.00	$1,018.90	$6.36	1.25%
High Yield Bond Fund	$1,000.00	$ 1,043.00	$6.44	$1,000.00	$1,018.90	$6.36	1.25%
Core W Fund	$1,000.00	$ 925.50	$6.07	$1,000.00	$1,018.90	$6.36	1.25%
Core L Fund	$1,000.00	$ 981.80	$6.24	$1,000.00	$1,018.90	$6.36	1.25%
Core S Fund	$1,000.00	$ 963.30	$6.19	$1,000.00	$1,018.90	$6.36	1.25%
Unconstrained Income Fund	$1,000.00	$ 1,035.60	$6.41	$1,000.00	$1,018.90	$6.36	1.25%
Tactical Defensive Alpha Fund	$1,000.00	$ 1,007.30	$6.32	$1,000.00	$1,018.90	$6.36	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratios of 1.50% of the Core Frontier Fund or 1.25% of the Growth Allocation, High Yield Bond, Core W Fund, Core L Fund, Core S Fund, Unconstrained Income Fund and Tactical Defensive Alpha Fund multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period ended October 31, 2016).

Toews Corporation* (Adviser to Toews Hedged Core Frontier Fund, Toews Core S Fund, Toews High Yield Bond Fund, Toews Core L Fund, Toews Core W Fund, Toews Hedged Growth Allocation Fund, Toews Unconstrained Income Fund)

In connection with the regular meeting held on May 17-18, 2016, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Toews” or the “Adviser”) and the Trust, with respect to the Toews Hedged Core Frontier Fund (“Toews Frontier”), Toews Core S Fund (“Toews Core S”), Toews High Yield Bond Fund (“Toews High Yield”), Toews Core L Fund (“Toews Core L”), Toews Core W Fund (“Toews Core W”), Toews Hedged Growth Allocation Fund (“Toews Growth”), Toews Unconstrained Income Fund (“Toews Unconstrained”) (each a “Toews Fund” or “Fund” and collectively, the “Toews Funds” or the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that due to the number of Funds in the Trust managed by Toews, they frequently review and discuss the Adviser and the services it offers to the Toews Funds. They further noted that Toews manages approximately $1.2 billion in assets, providing tactical investment strategies in a variety of asset classes through separately managed accounts and mutual funds. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Funds and observed their diverse financial industry experience and skills. The Trustees noted that the Adviser uses a proprietary algorithm based on technical analysis, applied to a variety of asset classes to determine security momentum of the components of the target allocation for proper weighting. The Trustees recalled that the Adviser believes that the algorithm’s signals are the best way to execute the various strategies as it eliminates any emotional biases. The Trustees acknowledged that although not all strategy risks can be eliminated, the adviser has presented for the Board’s review a comprehensive risk summary for each Fund’s strategy identifying several risk areas and how the adviser attempts to mitigate those risks. The Trustees noted favorably that the Adviser reported no material compliance or litigation issues since the last advisory contract approval. The Board concluded that Toews should continue to provide a high level of quality service to the Funds for the benefit of each Fund’s shareholders.

Performance .

Toews Core W. The Trustees reviewed the Fund’s performance and noted that over the three- and five-year periods, the Fund has dramatically lagged against all comparisons including the Adviser-selected peer group. The Trustees also noted that the Fund had negative performance over the one-

year period, while outperforming all comparable groups. They noted that a representative of the Adviser explained that despite the Fund’s underperformance, the Adviser continues to believe in the effectiveness of the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as the Adviser’s separate accounts, the strategy shows good results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the Adviser’s dedication to the strategy, the Fund’s recent performance was consistent with the strategy employed in accordance with the Fund’s prospectus and the Adviser was capable of providing positive returns for shareholders.

Toews Frontier. The Trustees noted that the Fund outperformed the MSCI Emerging Markets Index over the one-, two- and three-year periods, while underperforming the index over the five-year period and all other relevant benchmarks over the same periods. The Trustees noted in particular the significant negative performance over the one-year period. They considered that the Adviser stated that its philosophy is to limit risk, causing the Fund to underperform in up and sideways markets. They acknowledged that the Adviser believes that over a full market cycle and during declining markets, the Fund will experience better risk adjusted returns using its algorithm. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the adviser’s dedication to the strategy, the performance of the Fund was not unreasonable.

Toews High Yield. The Trustees reviewed the Fund’s performance, noting that the Fund slightly underperformed its peer group over the one-year period, but outperformed all other benchmarks over the one-, two-, three- and five-year periods. They agreed that the Adviser appears to be performing a reasonable service and is accomplishing the Fund’s objective and that the performance of the Fund was acceptable.

Toews Core L. The Trustees reviewed the Fund’s performance, noting that the Fund outperformed the Long/Short Morningstar Category over the three-year period, but underperformed the category over other time periods and underperformed all other benchmarks over the one-, two-, three- and five-year periods. They acknowledged that the Adviser believes that, over a full market cycle and during declining markets, the Fund will experience better risk adjusted returns using its algorithm. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the Adviser’s dedication to the strategy, the Adviser is capable of providing positive returns for shareholders.

Toews Core S. The Trustees reviewed the Fund’s performance, noting that the Fund outperformed the Tactical Allocation Morningstar Category over the three-year period, but underperformed the category over other time periods and underperformed all other benchmarks over the one-, two-, three- and five -year periods. They acknowledged that the adviser believes that, over a full market cycle and during declining markets, the Fund will experience better risk adjusted returns using its algorithm. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the Adviser’s dedication to the strategy, the performance of the Fund was not unreasonable.

Toews Growth. The Trustees evaluated the Fund’s performance over the one-, two-, three- and five-year periods, noting that the Fund lagged against all benchmarks except the Tactical Allocation Morningstar category over the three-year period. The Trustees reviewed modern portfolio theory statistics. They acknowledged that the adviser believes that, over a full market cycle and during declining markets, the Fund will experience better risk adjusted returns using its algorithm. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the Adviser’s dedication to the strategy, the performance of the Fund was not unreasonable.

Toews Unconstrained. The Trustees evaluated the Fund’s performance over the one- and two-year periods, noting that the Fund outperformed the Nontraditional Bond Morningstar category and the peer group selected by the Adviser over both periods, while trailing the Barclays Aggregate Bond Index over the same periods. The Trustees remarked that the Fund appears to be creating reasonable performance compared to its Morningstar category over the short period of time the Fund has been in existence. The Trustees concluded that the Fund’s performance was acceptable.

Fees and Expenses. The Trustees reviewed the advisory fee and expense ratio for each Toews Fund, and discussed comparative benchmark and peer group fees and expenses. They noted the Adviser has an expense limitation agreement in place with respect to each Toews Fund and intends to renew the agreement for the next fiscal year.

Toews Core W. The Trustees noted that the advisory fee of 1.00% was lower than the peer group average and the Morningstar Long/Short Equity category average and higher than the Morningstar Tactical Allocation category average, while remaining within the category’s high/low range. The Trustees also noted that the Fund’s net expense ratio of 1.25% was lower than the peer group average and the average for both Morningstar categories. The Trustees concluded that the advisory fee was reasonable.

Toews Frontier. The Trustees noted that the adviser charges an advisory fee of 1.25% which was slightly lower than the peer group average and slightly higher than the Morningstar Long/Short Equity category average, while higher than, but still well within the range of, the Morningstar Tactical Allocation category (selected by the Adviser). The Trustees discussed the Fund’s expense ratio and noted that it was lower than that of the peer group and both Morningstar categories. The Trustees concluded that the advisory fee was reasonable.

Toews High Yield. The Trustees noted that the advisory fee of 1.00% and expense ratio of 1.62% were both higher than the average of the Morningstar High Yield Bond and Nontraditional Bond categories, but are within the high/low ranges of both Morningstar categories. The Trustees considered that the Fund’s advisory fee was also higher than that of the peer group average by 0.01%, and the Fund’s net expense ratio was higher than the peer group average and both Morningstar categories while remaining within the high/low range of each. After further discussion, the Trustees concluded that the advisory fee was not unreasonable given the size of the Fund and the services provided by the Adviser.

Toews Core L. The Trustees noted that the advisory fee of 1.00% was lower than the peer group average and the Morningstar Long/Short Equity category average and higher than the Morningstar Tactical Allocation category average, while remaining within the category’s high/low range. The Trustees also noted that the Fund’s net expense ratio of 1.25% was lower than the peer group average and the average for both Morningstar categories. The Trustees concluded that the advisory fee was reasonable.

Toews Core S. The Trustees noted that the advisory fee of 1.00% was lower than the peer group average and the Morningstar Long/Short Equity category average and higher than the Morningstar Tactical Allocation category average, while remaining within the category’s high/low range. The Trustees also noted that the Fund’s net expense ratio of 1.25% was lower than the peer group average and the average for both Morningstar categories. The Trustees concluded that the advisory fee was reasonable.

Toews Growth. The Trustees noted that the advisory fee of 1.00% and expense ratio of 1.34% were both lower than the average advisory fee and average expense ratio for the peer group and the Morningstar Tactical Allocation category’s average advisory fee. The Trustees concluded that the advisory fee was reasonable.

Toews Unconstrained. The Trustees noted that the advisory fee of 1.00% was higher than, but within the high/low range of, the Morningstar Nontraditional Bond category and only 0.01% higher than the peer group. The Trustees also noted that the Fund’s net expense ratio of 1.50% was higher than the peer group average and the average for the Morningstar category, while remaining within the high/low range of both. The Trustees concluded that the advisory fee was reasonable.

Economies of Scale. The Trustees discussed the adviser’s projections for assets for each fund and noted the absence of breakpoints at this time, but considered, given the size of the Funds, breakpoints are not expected at this time. After discussion, it was the consensus of the Trustees that based on current size of each Fund, economies do not appear to have been reached at this time and the matter of economies of scale would be revisited at the next renewal of the agreement and as each Fund’s size increases.

Profitability. The Trustees reviewed information provided by Toews regarding the profitability of the adviser with respect to each Fund. They considered that while many of the profits of the Funds were healthy, both the dollar amount of the profit and profit as a percentage of income were not unreasonable. The Trustees noted Toews had realized a loss over the prior year for Toews Frontier, and concluded that profits in each case from the other Funds were not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of Toews Frontier, Toews Growth, Toews High Yield, Toews Core S, Toews Core W, Toews Core L, and Toews Unconstrained and each Fund’s shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
1750 Zion Road
Suite 201
Northfield, NJ 08225

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 1/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 1/6/17

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 1/6/17